UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 43,602	$ 40,527	$ 77,339	$ 75,711
Other comprehensive income:
Unrealized net gain (loss) on qualifying cash flow hedging instruments	642	(3,798)	(3,474)	(2,328)
Other comprehensive income (loss)	642	(3,798)	(3,474)	(2,328)
Comprehensive income	44,244	36,729	73,865	73,383
Comprehensive income attributable to:
Partners' capital in Golar LNG Partners LP	41,670	33,963	68,812	68,174
Non-controlling interest	$ 2,574	$ 2,766	$ 5,053	$ 5,209